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                    D E W E Y   B A L L A N T I N E   L L P

                          1301 AVENUE OF THE AMERICAS
                              NEW  YORK 10019-6092
                     TEL  212 259-8000   FAX  212 259-6333


AILEEN MEEHAN
212-259-6910
ameehan@dbllp.com


                                                   May 16, 2006

Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE
Washington, D.C.  20549-0305

Attn:  Mr. Jeffrey Riedler, Assistant Director
       ---------------------------------------


       Re:  Darwin Professional Underwriters, Inc.
            Amendment No. 4 to Form S-1 Registration Statement
            (the "Registration Statement") File No. 333-132355
            --------------------------------------------------

Dear Mr. Riedler:

     On behalf of Darwin Professional Underwriters, Inc., a Delaware corporation ("DPUI"), we filed via Edgar on May 16, 2006 Amendment No. 4 ("Amendment No. 4") to DPUI's Registration Statement, originally filed on March 10, 2006. Please note that the sole purpose of Amendment No. 4 is to file certain exhibits to the Registration Statement.

     If you have any questions concerning the foregoing, please call either Aileen Meehan at (212) 259-6910 or Margaret Lam at (212) 259-6244.



                                                   Sincerely yours,

                                                   /s/ AILEEN  MEEHAN
                                                   ------------------

                                                   Aileen Meehan

cc:  Mr. John L. Krug
     Ms. Keira Ino
     Mr. James Atkinson





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